Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Inventories [Abstract]
Merchandise / finished goods	$ 182,198	$ 191,219
Raw materials and work in progress	9,793	9,715
Less allowance for inventory obsolescence	(4,109)	(6,499)	$ (5,135)
Current inventories	$ 187,882	$ 194,435